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Nora M. Jordan

Davis Polk & Wardwell LLP 450 Lexington Avenue New York, NY 10017	212 450 4684 tel 212 701 5684 fax nora.jordan@davispolk.com

October 31, 2012

Re:
SPDR® S&P MidCap 400® ETF Trust; Filing on Form S-6 for Registration of Securities of Unit Investment Trusts Registered on Form N-8B-2
(Securities Act of 1933 File No. 33-89088; Investment Company Act of 1940 File No. 811-08972)

Via Electronic Filing

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Division of Investment Management

Ladies and Gentlemen:

On behalf of SPDR® S&P MidCap 400® ETF Trust (the “Trust”), transmitted herewith for filing with the Securities and Exchange Commission under the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940 is an amendment to the Trust’s registration statement on Form S-6 (the “Registration Statement”), including the exhibit(s) thereto, which amendment constitutes Post-Effective Amendment No. 21 to the Registration Statement under the Securities Act.

On behalf of the Trust, we request that the enclosed filing receive review.

Please direct any communications relating to this filing to the undersigned at 212-450-4684.

Very truly yours, /s/ Nora M. Jordan
Nora M. Jordan

cc:	S. Baker A. Schlaphoff